RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Maximum
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Floating rate debt as a percentage of total debt outstanding	25.00%
Foreign Exchange Risk
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Period to hedge a minimum level of foreign currency denominated earnings exposures	5 years
Interest rate contracts - short-term borrowings
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Average swap rate (as a percent)	1.50%
Interest rate contracts - long-term debt
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Average swap rate (as a percent)	3.80%
Amount of future fixed rate term debt issuances	10,419
Equity Price Risk
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Number of forms of stock-based compensation with equity price risk	1